Provisions for tax and labor risks (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Provisions
Probable losses		$ 1,076	$ 1,987
Possible losses		1,326	1,760
Tax
Provisions
Probable losses		0	0
Possible losses		606	769
Labor
Provisions
Probable losses	[1]	1,076	1,987
Possible losses	[1]	$ 720	$ 991

[1]	Mostly related to labor risks associates with a prior business combination. As of December 31, 2024, the amount recognized was US$ 1,000 (US$ 1,867 as of December 31, 2023) and the amount of US$ 521 as of December 31, 2024 (US$ 942 as of December 31, 2023) was related to possible losses which have not been recognized.